Income Taxes - Schedule of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Currently Payable, Federal	$ 3,794	$ 34,867	$ 67,702
Currently Payable, State	1,718	5,255	8,387
Currently Payable, Foreign	1,359	1,305	1,614
Total currently payable	6,871	41,427	77,703
Deferred, net-Federal	(8,709)	(9,554)	(20,929)
Deferred, net-State	150	(779)	(1,778)
Deferred, net-Foreign	(341)	(291)	(455)
Total deferred, net	(8,900)	(10,624)	(23,162)
Provision for income taxes	$ (2,029)	$ 30,803	$ 54,541